-------------------------------------
                                  SMITH BARNEY
                       SMALL CAP GROWTH OPPORTUNITIES FUND
                      -------------------------------------
                       SEMI-ANNUAL REPORT | APRIL 30, 2001



                        [SMITH BARNEY MUTUAL FUNDS LOGO]

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             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
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[PHOTO OMITTED]                        Semi-Annual Report o April 30, 2001

                                       SMITH BARNEY SMALL CAP
                                       GROWTH OPPORTUNITIES FUND
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FUND OBJECTIVE
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The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------
FUND INCEPTION
--------------------------------------------------------------------------------
June 21, 1995

                         CLASS A               CLASS B              CLASS L
--------------------------------------------------------------------------------
NASDAQ                   CFSGX                 N/A                  N/A
--------------------------------------------------------------------------------
INCEPTION                6/21/95               1/4/99               9/22/00

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2001 (UNAUDITED)

                            WITHOUT SALES CHARGES(1)
                      Class A          Class B          Class L
--------------------------------------------------------------------------------
Six Months*             (15.37)%         (15.68)%         (15.69)%
--------------------------------------------------------------------------------
One-Year                 (7.83)%          (8.51)%             --
--------------------------------------------------------------------------------
Five-Year                9.48%               --               --
--------------------------------------------------------------------------------
Since Inception+         20.75%            14.29%         (19.72)%*
--------------------------------------------------------------------------------

                              WITH SALES CHARGES(2)
                      Class A          Class B          Class L
--------------------------------------------------------------------------------
Six Months*             (19.60)%         (19.90)%         (17.37)%
--------------------------------------------------------------------------------
One-Year                (12.44)%         (13.09)%             --
--------------------------------------------------------------------------------
Five-Year                8.37%               --               --
--------------------------------------------------------------------------------
Since Inception+        19.69%            13.20%          (21.53)%*
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of all applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 5.00% and 1.00%, respectively, and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Class L shares reflect the deduction of 1.00% CDSC, which applies if shares are redeemed within first year of purchase.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Inception dates for Class A, B and L shares are June 21, 1995, January 4, 1999 and September 22, 2000, respectively.

*    Not Annualized
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WHAT'S INSIDE
A Message from the President ...............................................   1
Fund at a Glance ...........................................................   2
Letter to Our Shareholders .................................................   3
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
Statement of Assets and Liabilities ........................................   5
Statement of Operations ....................................................   6
Statement of Changes in Net Assets .........................................   7
Financial Highlights .......................................................   8
Notes to Financial Statements ..............................................  11
SMALL CAP GROWTH PORTFOLIO
Portfolio of Investments ...................................................  14
Statement of Assets and Liabilities ........................................  18
Statement of Operations ....................................................  19
Statement of Changes in Net Assets .........................................  20
Financial Highlights .......................................................  20
Notes to Financial Statements ..............................................  21


                        [SMITH BARNEY MUTUAL FUNDS LOGO]

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  Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
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                          A MESSAGE FROM THE PRESIDENT
================================================================================


The year 2001 began as a period of transition in the United States. Investors witnessed a widespread rationalization of stock valuations across many industries--most notably in the New Economy sectors of technology and telecommunications.


                                [PHOTO OMITTED]
                               HEATH B. MCLENDON
                                   PRESIDENT
                               -----------------

Our opinion is that the stock market in general has experienced a significant correction and appears to be in a period of consolidation. We believe that the major part of the stock market correction is behind us because of positive trends, such as moderate inflation, declining short-term interest rates, and a reasonable level of consumer confidence and spending. Moreover, these trends are supplemented by what we expect will be a significant amount of capital investment in energy production in the U.S. In our view, the prospect of near-term tax relief is another positive factor.

Yet, the economy faces significant short-term challenges. Many corporations continue to experience pressure on earnings as business slows, inventories rise, and layoffs increase. While there are no guarantees, we believe that the present retrenchment, however, may serve as a framework for improved profitability in the months and quarters ahead, possibly setting the stage for a recovery in the latter part of 2001.

The Smith Barney Small Cap Growth Opportunities Fund seeks to offer long-term capital growth by investing primarily in small-cap companies. The Fund's managers use a growth-oriented investment style to identify small U.S. companies with superior management teams and good prospects for growth.

On April 1, 2001, Citibank, N.A., the fund's investment adviser, transferred its asset management business, including investment management of the fund, to its newly formed affiliate, Citi Fund Management Inc. ("CFM"). The Fund anticipates that the current Citibank personnel will continue to advise the fund's portfolio through CFM. CFM is located at 100 Stamford Place, Stamford, Connecticut. The manager and Citibank are subsidiaries of Citigroup Inc.

We thank you for your continued confidence in our investment management approach.


Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
President

MAY 3, 2001

                   1 | 2001 Semi-annual Report to Shareholders

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SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND AT A GLANCE
================================================================================
GROWTH OF $10,000 INVESTED IN SHARES OF THE
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND CLASS A VS. BENCHMARKS
--------------------------------------------------------------------------------

GROWTH OF
A $10,000
INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $28,690 with sales charge (as of 4/30/01). The graph shows how the Fund compares to its benchmarks over the same period.

[Representation of line graph in printed piece.]

                    SMITH BARNEY
                  SMALL CAP GROWTH            LIPPER             RUSSELL 2000
                   OPPORTUNITIES         SMALL CAP GROWTH           GROWTH
                        FUND              FUNDS AVERAGE             INDEX
                  ----------------       ----------------        ------------
6/21/95                 9500
                        9547.5               10000                 10000
                       10421.5               10748                 10779
                       11058                 10925.3               10911.6
                       11400                 11187.5               11136.4
                       11381                 10811.6               10588.5
                       12872.5               11211.7               11055.4
                       13753.7               11375.4               11300.8
                       14099.5               11294.6               11207
2/29/96                15482.5               11763.3               11718.1
                       16270.1               12077.4               11950.1
                       18239                 12979.6               12867.9
                       19554.9               13546.8               13528
                       18964.7               13022.5               12648.7
                       16790.3               11902.6               11104.3
                       18876.9               12623.9               11926
                       19676.5               13265.2               12540.2
                       19071.9               12999.9               11999.7
11/30/96               19423                 13378.2               12333.3
                       18952.2               13581.5               12573.8
                       19764                 13929.2               12878.1
                       18619.2               13333.1               12100.2
                       17495.2               12634.4               11245.9
                       16974.8               12538.4               11115.5
                       19472.6               14061.8               12786.2
                       20534.2               14804.3               13219.6
                       21234                 15726.6               13896.4
8/31/97                21547.3               16014.4               14313.3
                       23396                 17228.2               15455.5
                       22184.5               16463.3               14526.7
                       21986                 16221.3               14180.9
                       21949.3               16357.6               14189.4
                       20967                 16076.2               14000.7
                       23455.5               17326.9               15237
                       24405.1               18132.6               15875.4
                       24503.3               18281.3               15972.3
5/31/98                22593.3               17250.3               14811.1
                       24263.2               17386.5               14962.1
                       22211.2               16136.4               13712.8
                       16666.6               12907.5               10547.9
                       18172.8               14074.4               11617.4
                       18511.2               14633.1               12223.9
                       19690                 15579.9               13172.5
                       20977.9               16721.9               14364.6
                       21054.3               16785.5               15011
2/28/99                18980.5               15414.1               13637.5
                       19417.1               15713.1               14123
                       19886.4               16720.3               15370
                       19875.5               17041.4               15394.3
                       21228.9               18174.6               16205.6

                       21490.9               18045.6               15704.8
                       21556.4               17565.6               15117.5
                       22364                 17627                 15409.2
                       23400.9               17983.1               15803.7
11/30/99               25518.4               19405.6               17474.2
                       29611.4               21747.8               20554.8
                       29404                 21217.2               20363.7
                       37262.5               24457                 25102.3
                       34031.8               24124.4               22464.1
                       31128.5               22635.9               20195.2
                       28956.5               21458.9               18426.1
                       33333.2               23675.6               20806.7
                       31630.6               22887.2               19023.6
8/31/00                36924.1               25102.7               21024.9
                       35538                 24424.9               19980
                       33900.8               23403.9               18357.6
                       27777.7               20614.2               15023.8
                       32221.4               22496.2               15943.3
                       32372.9               23227.4               17233.1
                       28205.1               20196.2               14870.5
                       25325.5               18354.3               13518.7
4/30/01                28690.1               20529.3               15173.4


The graph includes the initial sales charge on the Fund (no comparable charge exists for the indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: ALL FUND PERFORMANCE NUMBERS REPRESENT PAST PERFORMANCE, AND ARE NO GUARANTEE OF FUTURE RESULTS. The Fund's share price and investment return will fluctuate so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

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                            TOP TEN EQUITY HOLDINGS*

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--------------------------------------------------------------------------------
 1. HANOVER COMPRESSORE CO ............................................    2.43%

 2. COFLEXIP ..........................................................    2.28

 3. SEIINVESTMENTS CO .................................................    2.16

 4. PRECISION DRILLING CORP ...........................................    2.13

 5. SHAW GROUP INC ....................................................    2.02

 6. VARIAN INC ........................................................    1.88

 7. APTARGROUP, INC ...................................................    1.86

 8. SHIRE PHARMACEUTICALS GROUP .......................................    1.83

 9. BISYS GROUP, INC ..................................................    1.75

10. GILEAD SCIENCES, INC ..............................................    1.75
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PORTFOLIO BREAKDOWN
--------------------------------------------------------------------------------

[Representation of pie chart in printed piece.]

                Transportation                               2%
                Energy Minerals                              9%
                Capital Goods/Producer Manufacturing        10%
                Retail                                       4%
                Health Services/Technology                  19%
              **Short-Term                                  12%
                Commercial Services                          1%
                Electronics/Technical Services              11%
                Consumer Durables                            1%
                Consumer Non-durables                        1%
                Utilities                                    1%
                Telecommunications                           3%
                Semi-Conductor                               7%
                Consumer Service                             3%
                Software                                     7%
                Finance                                      9%
--------------------------------------------------------------------------------

*  As a percentage of total investments.

** Includes cash and net other assets.

                   2 | 2001 Semi-annual Report to Shareholders

DEAR SHAREHOLDER:

We are pleased to provide the semi-annual report for the Smith Barney Small Cap Growth Opportunities Fund (the "Fund") for the six months ended April 30, 2001. In this report we have summarized the period's prevailing economic and market conditions and outlined the Fund's investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Please note that the information provided in this letter represents the opinion of the Fund's manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Further, there is no assurance that certain securities will remain part of the Fund's investment portfolio, or that the percentage of the Fund's assets held in various sectors will remain the same. Please refer to pages 14 through 17 for a list and percentage breakdown of the Fund's holdings. Also, please note that any discussion of the Fund's holdings is as of April 30, 2001 and is subject to change.

PERFORMANCE UPDATE

For the six months ended April 30, 2001, the Fund's Class A shares, without and with sales charges, returned negative 15.37% and negative 19.60%, respectively. In comparison, the Russell 2000 Growth Index(1) returned negative 17.34% for the same period. Past performance is not indicative of future results.

INVESTMENT STRATEGY

The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal. The Fund aims to achieve its investment objective by investing primarily in equity securities of U.S. companies with small market capitalizations. A company's market capitalization is considered small if it is within the range of market capitalizations of companies in the Russell 2000 Index.

Using the Russell 2000 Growth Index as our primary investment universe, we screen companies for what we see as improving fundamental trends, such as earnings revisions, earnings surprises and positive changes in price-to-cash flow. Typically, once this stringent screening process is completed, a universe of 500 companies remains.

The second aspect of our selection process involves working closely with our global research team. Our team has two dedicated small capitalization analysts in addition to more than 100 industry analysts worldwide. We believe our research team can often provide an edge in understanding companies' fundamentals.

Fundamental research is an important ingredient to our process, as small-cap stocks are often thought to be priced less efficiently than stocks of larger companies, given the lower level of research coverage for small caps typically provided by financial institutions.

We seek to increase returns by investing the Fund's assets in a variety of industry sectors. As of April 30, 2001, the Fund has investments in sectors from basic materials and energy to health care and technology. Moreover, we normally look to hold between 100 and 130 stocks in the Fund's portfolio, remaining relatively "sector-neutral" in comparison to the Russell 2000 Growth Index. (Please note that the holdings and their weightings in the Fund's portfolio is subject to change.)

MARKET OVERVIEW AND PORTFOLIO UPDATE

During the period, prices for small cap stocks generally fell as we witnessed a slowdown in the U.S. economy. However, during April, the small cap growth market began to show signs of improvement, as it was one of the best performing segments of the market. Moreover, we are pleased to report that the Fund's performance over the past six months versus the Russell

----------
(1) THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENTS APPROXIMATELY 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

                   3 | 2001 Semi-annual Report to Shareholders

2000 Growth Index was relatively strong. In our view, the Fund's performance may be attributed to good stock selection and to a modest underweighting in technology companies.

Thank you for your investment in the Fund and your continued confidence.

Sincerely,


/s/ Marguerite Wagner                          /s/ Stephen Rich

Marguerite Wagner                              Stephen Rich
Managing Director                              Director

MAY 3, 2001



                   4 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
================================================================================
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   APRIL 30, 2001
================================================================================
ASSETS:
  Investment in Small Cap Growth Portfolio, at value (Note 1A)    $26,791,137
  Receivable for shares of beneficial interest sold                    14,309
  Receivable from the Sub-Administrator (Note 6)                      112,733
--------------------------------------------------------------------------------
  TOTAL ASSETS                                                     26,918,179
================================================================================
LIABILITIES:
  Distribution fees payable                                             6,222
  Payable for shares of beneficial interest repurchased                 1,251
  Accrued expenses and other liabilities                               63,940
--------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                    71,413
--------------------------------------------------------------------------------
NET ASSETS                                                        $26,846,766
================================================================================
NET ASSETS CONSIST OF:
  Paid-in capital                                                 $22,056,496
  Accumulated net investment loss                                     (82,034)
  Unrealized appreciation                                           1,411,254
  Accumulated net realized gain                                     3,461,050
--------------------------------------------------------------------------------
  TOTAL                                                           $26,846,766
================================================================================
COMPUTATION OF
CLASS A SHARES:
  Net Asset Value per share
    ($24,726,135/1,306,106 shares outstanding)                         $18.93
  Offering Price per share ($18.93 / 0.95)                             $19.93*
================================================================================
CLASS B SHARES:
  Net Asset Value per share and offering price
    ($1,730,404/93,512 shares outstanding)                             $18.50**
================================================================================
CLASS L SHARES:
  Net Asset Value per share and offering price
    ($390,227/20,704 shares outstanding)                               $18.85
  Offering Price per share ($18.85 / 0.99)                             $19.04
================================================================================

*   BASED UPON SINGLE PURCHASES OF LESS THAN $25,000.
** REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   5 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
================================================================================
STATEMENT OF OPERATIONS (UNAUDITED)
================================================================================
FOR THE SIX MONTHS ENDED APRIL 30, 2001
INVESTMENT INCOME (NOTE 1B):
  Dividend Income from Small Cap Growth Portfolio                   $    36,453
  Interest Income from Small Cap Growth Portfolio                        71,728
  Allocated Expenses from Small Cap Growth Portfolio                   (115,522)
--------------------------------------------------------------------------------
  TOTAL INVESTMENT LOSS                                                  (7,341)
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                               47,503
  Service fees Class A (Note 3)                                          31,587
  Service fees Class B (Note 3)                                           8,073
  Service fees Class L (Note 3)                                           1,302
  Legal fees                                                             35,433
  Shareholder reports                                                    32,073
  Custody and fund accounting fees                                       18,416
  Audit fees                                                             12,323
  Transfer agent fees                                                     8,575
  Trustees fees                                                           7,017
  Other                                                                  32,627
--------------------------------------------------------------------------------
  TOTAL EXPENSES                                                        234,929
  Less: Expenses assumed by the Sub-Administrator (Note 6)             (112,733)
  Less: Aggregate amount waived by the Manager (Note 2)                 (47,503)
--------------------------------------------------------------------------------
  NET EXPENSES                                                           74,693
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (82,034)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS FROM SMALL CAP GROWTH PORTFOLIO:
  Net realized loss                                                  (1,422,628)
  Unrealized depreciation                                            (3,343,879)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS FROM SMALL CAP GROWTH PORTFOLIO     (4,766,507)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(4,848,541)
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   6 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
================================================================================
STATEMENT OF CHANGES IN NET ASSETS
================================================================================
                                         SIX MONTHS ENDED   FOR THE YEAR ENDED
                                          APRIL 30, 2001       OCTOBER 31,
                                            (UNAUDITED)            2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
  Net investment loss                          $  (82,034)        $ (265,747)
  Net realized gain (loss)                     (1,422,628)        14,570,499
  Unrealized depreciation                      (3,343,879)        (4,110,498)
--------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                  (4,848,541)        10,194,254
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain Class A                    (7,163,770)                --
  Net realized gain Class B                      (448,402)                --
  Net realized gain Class L                       (38,490)                --
--------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS
    TO SHAREHOLDERS                            (7,650,662)                --
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
CLASS A
  Net proceeds from sale of shares              2,673,118          5,271,471
  Net asset value of shares issued to
    shareholders from reinvestment of
    distributions                               6,883,130                 --
  Cost of shares repurchased                   (3,871,952)        (8,258,541)
--------------------------------------------------------------------------------
  Total Class A                                 5,684,296         (2,987,070)
--------------------------------------------------------------------------------
CLASS B
  Net proceeds from sale of shares                441,795            916,279
  Net asset value of shares issued to
    shareholders from reinvestment
    of distributions                              400,644                 --
  Cost of shares repurchased                     (120,438)          (194,329)
--------------------------------------------------------------------------------
  Total Class B                                   722,001            721,950
--------------------------------------------------------------------------------
CLASS L*
  Net proceeds from sale of shares                489,925             19,468
  Net asset value of shares issued to
    shareholders from reinvestment
    of distributions                               38,490                 --
  Cost of shares repurchased                      (68,341)                --
--------------------------------------------------------------------------------
  Total Class L                                   460,074             19,468
--------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM TRANSACTIONS IN SHARES OF
    BENEFICIAL INTEREST                         6,866,371         (2,245,652)
--------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS        (5,632,832)         7,948,602
--------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                          32,479,598         24,530,996
--------------------------------------------------------------------------------
  END OF PERIOD                               $26,846,766        $32,479,598
================================================================================

* SEPTEMBER 22, 2000 (COMMENCEMENT OF OPERATIONS).

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   7 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                                                                                      JUNE 21, 1995
                                                                                             TEN MONTHS               (COMMENCEMENT
                                                                                               ENDED                  OF OPERATIONS)
                                          SIX MONTHS ENDED        YEAR ENDED OCTOBER 31,     OCTOBER 31,  YEAR ENDED        TO
                                           APRIL 30, 2001    ------------------------------      1997     DECEMBER 31, DECEMBER 31,
CLASS A SHARES                              (UNAUDITED)       2000        1999        1998    (NOTE 1F)      1996         1995
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD            $31.06       $21.44      $16.96      $21.24      $18.21      $14.32      $10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income (loss)                  (0.027)      (0.525)     (0.196)+    (0.193)+    (0.138)+    (0.016)      0.050
  Net realized and unrealized gain (loss)       (4.716)      10.145       4.676      (3.224)      3.236       5.407       4.420
------------------------------------------------------------------------------------------------------------------------------------
Total From Operations                           (4.743)        9.62       4.480      (3.417)      3.098       5.391       4.470
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                            --           --          --          --          --          --      (0.050)
   Net realized gain                            (7.387)          --          --      (0.863)     (0.068)     (1.501)     (0.100)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (7.387)          --          --      (0.863)     (0.068)     (1.501)     (0.150)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $18.93       $31.06      $21.44      $16.96      $21.24      $18.21      $14.32
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted)    $24,726      $30,717     $23,794     $27,802     $25,799     $24,311      $5,148
  Ratio of expenses to average net assets (A)     1.35%*       1.35%       1.35%       1.35%       1.35%*      0.88%       0.00%*
  Ratio of net investment income
  (loss) to average net assets                   (0.55)%*     (0.82)%     (1.03)%     (0.98)%     (0.87)%*    (0.13)%      1.21%*
====================================================================================================================================
TOTAL RETURN                                    (15.37)%**    44.87%      26.42%     (16.56)%     17.05%**    37.80%      44.78%**
====================================================================================================================================
NOTE: IF AGENTS OF THE FUND AND AGENTS OF SMALL CAP GROWTH PORTFOLIO HAD NOT VOLUNTARILY  WAIVED A PORTION OF THEIR FEES AND ASSUMED
FUND EXPENSES FOR THE PERIODS  INDICATED,  AND HAD EXPENSES BEEN LIMITED TO THAT REQUIRED BY CERTAIN STATE  SECURITIES  LAWS FOR THE
PERIOD ENDED DECEMBER 31, 1995, THE NET INVESTMENT LOSS PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

  Net investment loss per share                 $(0.155)     $(0.435)    $(0.351)+   $(0.319)+   $(0.252)+   $(0.133)   $(0.288)
  RATIOS:
  Expenses to average net assets (A)               3.10%*       2.18%       2.16%       1.99%       2.06%*      1.83%      2.50%*
  Net investment loss to average net assets       (2.30)%*     (1.65)%     (1.84)%     (1.62)%     (1.58)%*    (1.08)%    (1.29)%*
====================================================================================================================================

*    ANNUALIZED
**   NOT ANNUALIZED
+ THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(A) INCLUDES THE FUND'S SHARE OF SMALL CAP GROWTH PORTFOLIO ALLOCATED EXPENSES FOR THE PERIODS INDICATED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   8 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
================================================================================
FINANCIAL HIGHLIGHTS (CONTINUED)
================================================================================

                                                                                         JANUARY 4, 1999
                                               SIX MONTHS ENDED       YEAR ENDED         (COMMENCEMENT
                                                APRIL 30, 2001        OCTOBER 31,       OF OPERATIONS) TO
CLASS B SHARES                                    (UNAUDITED)            2000           OCTOBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $30.65              $21.31               $18.95
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment loss                                 (0.050)            (0.481)               (0.265)+
   Net realized and unrealized gain (loss)             (4.713)             9.821                 2.625
---------------------------------------------------------------------------------------------------------------------------
Total From Operations                                  (4.763)              9.34                 2.360
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                  --                  --                   --
   Net realized gain                                   (7.387)                --                   --
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (7.387)                --                   --
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $18.50             $30.65                $21.31
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)           $1,730             $1,743                  $737
   Ratio of expenses to average net assets (A)           2.10%*             2.10%                 2.10%*
   Ratio of net investment loss to average net assets   (1.30)%*           (1.55)%               (1.77)%*
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           (15.68)%**          43.78%                12.45%**
===========================================================================================================================
 NOTE:  IF AGENTS OF THE FUND AND AGENTS OF SMALL CAP GROWTH  PORTFOLIO  HAD NOT
 VOLUNTARILY  WAIVED A PORTION OF THEIR FEES AND ASSUMED  FUND  EXPENSES FOR THE
 PERIODS INDICATED,  THE NET INVESTMENT LOSS PER SHARE AND THE RATIOS WOULD HAVE
 BEEN AS FOLLOWS:
   Net investment loss per share                      $(0.129)            $(0.621)             $(0.420)+
   RATIOS:
   Expenses to average net assets (A)                    3.85%*              2.93%                2.91%*
   Net investment loss to average net assets            (3.05)%*            (2.40)%              (2.58)%*
===========================================================================================================================

*    ANNUALIZED
**   NOT ANNUALIZED
+ THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(A)  INCLUDES  THE FUND'S SHARE OF SMALL CAP GROWTH PORTFOLIO ALLOCATED
     EXPENSES FOR THE PERIODS INDICATED.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                   9 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
================================================================================
FINANCIAL HIGHLIGHTS (CONTINUED)
================================================================================


                                                                                          SEPTEMBER 22, 2000
                                                             SIX MONTHS ENDED               (COMMENCEMENT
                                                              APRIL 30, 2001               OF OPERATIONS) TO
CLASS L SHARES                                                  (UNAUDITED)                OCTOBER 31, 2000
===========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                              $31.06                       $32.62
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment loss                                            (0.107)                      (0.065)
   Net realized and unrealized loss                               (4.716)                      (1.495)
---------------------------------------------------------------------------------------------------------------------------
Total From Operations                                             (4.823)                      (1.56)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                              --                           --
   Net realized gain                                              (7.387)                          --
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                               (7.387)                          --
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $18.85                       $31.06
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)                        $390                          $19
   Ratio of expenses to average net assets (A)                      2.10%*                       2.10%*
   Ratio of net investment loss to average net assets              (1.31)%*                     (1.91)%*
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       (15.69)%**                    (4.78)%**
===========================================================================================================================
 NOTE:  IF AGENTS OF THE FUND AND AGENTS OF SMALL CAP GROWTH  PORTFOLIO  HAD NOT
 VOLUNTARILY  WAIVED A PORTION OF THEIR FEES AND ASSUMED  FUND  EXPENSES FOR THE
 PERIODS INDICATED,  THE NET INVESTMENT LOSS PER SHARE AND THE RATIOS WOULD HAVE
 BEEN AS FOLLOWS:
   Net investment loss per share                                     $(0.159)                     $(0.140)
   RATIOS:
   Expenses to average net assets (A)                                  3.85%*                       2.93%*
   Net investment loss to average net assets                          (3.06)%*                     (2.74)%*
===========================================================================================================================


*    ANNUALIZED
**   NOT ANNUALIZED
+ THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(A)  INCLUDES  THE FUND'S SHARE OF SMALL CAP GROWTH PORTFOLIO ALLOCATED
     EXPENSES FOR THE PERIODS INDICATED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   10 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Smith Barney Small Cap Growth Opportunities Fund (formerly CitiFunds Small Cap Growth Portfolio) (the "Fund") is a separate diversified series of Smith Barney Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Small Cap Growth Portfolio (the "Portfolio"), a management investment company for which Citi Fund Management Inc. (the "Manager") serves as Investment Manager. On April 1, 2001, Citibank, N.A. transferred its asset management business, including investment management of the Fund to its newly formed affiliate, the Manager. The value of such investment reflects the Fund's proportionate interest (59.4% at April 30, 2001) in the net assets of the Portfolio. Salomon Smith Barney Inc. ("SSB"), a subsidiary of SSBH, acts as the Fund's distributor. SSB continues to sell Fund shares to the public as a member of the selling group.

Citi Fiduciary Trust Company ("CFTC"), a subsidiary of Citigroup, acts as the Fund's transfer agent and PFPCGlobal Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CFTCreceives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended April 30, 2001, the Fund paid transfer agent fees of $6,002 to CFTC.

The Fund offers Class A, Class B and Class L shares. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within six years of purchase. Class B shares automatically convert into Class A shares after eight years. Class L shares have a front-end, or initial, sales charge lower than Class A shares, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within one year of purchase. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expenses than Class B and Class L shares. For the six months ended April 30, 2001, the distributor received net commissions paid by investors of $23,000, $4,000 and $2,000 from sales of Class A, Class B and Class L shares, respectively and $1,000 in deferred sales charges from redemptions of Class B shares.

The  financial   statements  of  the  Portfolio,   including  the  portfolio  of
investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in
Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

                   11 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Manager and the distributor. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

E. DISTRIBUTIONS Distributions to shareholders are recorded on the ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

F. CHANGE IN FISCAL YEAR END During fiscal year 1997, the Fund changed its fiscal year end from December 31 to October 31.

G. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES
The Manager is responsible for overall management of the Funds' business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund.

The management fees paid to the Manager, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.35% of the Funds' average daily net assets. The management fee amounted to $47,503, all of which was voluntarily waived for the six months ended April 30, 2001.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.

3. SERVICE FEES
The Fund maintains separate Service Plans for Class A, Class B and Class L shares, which have been adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $31,587 for the six months ended April 30, 2001. Under the Class B and Class L Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Service fees for Class B and Class L shares amounted to $8,073 and $1,302, respectively for the six months ended April 30, 2001. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing, or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio for the period aggregated $3,740,087 and $4,694,496, respectively.

                   12 | 2001 Semi-annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

5. SHARES OF BENEFICIAL INTEREST

The  Declaration  of Trust permits the Trustees to issue an unlimited  number of
full  and  fractional  shares  of  beneficial   interest  (without  par  value).
Transactions in shares of beneficial interest were as follows:

                                                                                      SIX MONTHS ENDED               YEAR ENDED
                                                                                       APRIL 30, 2001                OCTOBER 31,
                                                                                         (UNAUDITED)                    2000
===================================================================================================================================
CLASS A
Shares sold                                                                                143,821                     168,978
Shares issued to shareholders from reinvestment of distributions                           362,079                          --
Shares repurchased                                                                        (188,626)                   (290,116)
-----------------------------------------------------------------------------------------------------------------------------------
Class A net increase (decrease)                                                            317,274                    (121,138)
===================================================================================================================================
CLASS B
Shares sold                                                                                 21,521                      29,360
Shares issued to shareholders from reinvestment of distributions                            21,505                          --
Shares repurchased                                                                          (6,401)                     (7,071)
-----------------------------------------------------------------------------------------------------------------------------------
Class B net increase                                                                        36,625                      22,289
===================================================================================================================================
CLASS L**
Shares sold                                                                                 22,107                         606
Shares issued to shareholders from reinvestment of distributions                             2,028                          --
Shares repurchased                                                                          (4,037)                         --
-----------------------------------------------------------------------------------------------------------------------------------
Class L net increase                                                                        20,098                         606
===================================================================================================================================


** SEPTEMBER 22, 2000 (COMMENCEMENT OF OPERATIONS)

6. ASSUMPTION OF EXPENSES

The Manager has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the six months ended April 30, 2001, which amounted to $112,733 to maintain a voluntary expense limitation of 1.35%, 2.10% and 2.10% for Class A, Class B and Class L shares, respectively, of each classes of shares average daily net assets. This voluntary expense limitation may be discontinued at any time.

                   13 | 2001 Semi-annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
================================================================================
PORTFOLIO OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2001
================================================================================

     SHARES                                                      SECURITY                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS/ PRODUCER MANUFACTURING / INDUSTRIAL SERVICES -- 10.5%
         6,862      Alliant Techsystems, Inc.*                                                                            $646,400
        26,481      Aptargroup, Inc.                                                                                       836,270
        11,001      APW Ltd.*                                                                                               92,408
         7,436      Carlisle Inc.                                                                                          274,760
        10,294      Gentex Corp.*                                                                                          277,938
        12,749      Idex Corp.                                                                                             400,319
        16,036      Mettler Toledo International, Inc.*                                                                    709,593
         4,200      Mueller Industries, Inc.*                                                                              135,870
        15,974      Shaw Group Inc.*                                                                                       910,518
         9,000      Teleflex Inc.                                                                                          440,190
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,724,266
-----------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 0.5%
         3,362      Catalina Marketing Corp.*                                                                             117,536
         7,772      Multex System Inc.*                                                                                   124,352
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          241,888
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER DURABLES -- 1.3%
        16,103      Callaway Golf Co.                                                                                     390,659
        12,800      Jakks Pac Inc.*                                                                                       183,424
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          574,083
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER NON-DURABLES -- 0.9%
         8,800      Earthgrains Co.                                                                                       198,000
         6,000      Smithfield Foods Inc.*                                                                                205,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          403,500
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER SERVICES -- 3.4%
         7,443      Emmis Communications Corp.*                                                                           189,945
         7,436      Houghton Mifflin Co.                                                                                  338,412
        10,934      Isle of Capri Casinos, Inc.*                                                                           99,937
        14,350      P F Chang China Bistro Inc.*                                                                          557,067
        11,880      Station Casinos Inc.*                                                                                 167,033
         6,875      Westwood One, Inc.*                                                                                   180,469
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,532,863
-----------------------------------------------------------------------------------------------------------------------------------

ELECTRONIC TECH / TECHNOLOGY SERVICES -- 8.9%
        22,906      Aeroflex, Inc.*                                                                                       341,528
        12,179      Anaren Microwave, Inc.*                                                                               207,043
        17,800      AudioCodes Ltd.*                                                                                      150,232
         9,520      Celeritek Inc.*                                                                                       123,189
         9,238      Emulex Corp.*                                                                                         333,737
         3,049      Ixia*                                                                                                  51,833
        10,056      National Instruments Corp.*                                                                           351,960
        14,500      Network Appliance, Inc.*                                                                              329,878
         5,450      Newport Corp.                                                                                         205,792
         9,187      Powerwave Technologies, Inc.*                                                                         166,928
        29,319      Remec, Inc.*                                                                                          321,336
         3,724      Sawtek, Inc.*                                                                                          91,610
        17,193      Spectralink Corp.*                                                                                    174,337
-----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   14 | 2001 Semi-annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
================================================================================
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2001
================================================================================


     SHARES                                                      SECURITY                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC TECH / TECHNOLOGY SERVICES -- (CONTINUED)
         8,000      Technitrol, In                                                                                       $240,640
        26,144      Varian Inc.*                                                                                          844,974
         1,883      Veeco Instruments Inc.*                                                                                94,545
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,029,562
-----------------------------------------------------------------------------------------------------------------------------------

ENERGY / MINERALS -- 9.5%
         3,902      Atwood Oceanics Inc.*                                                                                 174,224
        14,147      Coflexip ADRs                                                                                       1,029,194
        30,120      Hanover Compressore Co.*                                                                            1,096,368
        18,266      Osca Inc.*                                                                                            484,049
         3,500      Penn Virginia Corp.                                                                                   155,750
        22,686      Precision Drilling Corp.*                                                                             959,391
        17,395      Varco International Inc.*                                                                             406,695
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,305,671
-----------------------------------------------------------------------------------------------------------------------------------

FINANCE -- 10.9%
        10,799      Affiliated Managers Group Inc.*                                                                       607,120
        35,325      Banknorth Group Inc.                                                                                  699,082
        16,354      Bisys Group, Inc.*                                                                                    788,263
        12,886      Chittenden Corp.                                                                                      386,580
        23,317      Cullen Frost Bankers,Inc.                                                                             746,144
         7,435      Presidential Life Insurance Corp.                                                                     128,328
        24,330      SEI Investments Co.                                                                                   975,876
        15,562      West America Bancorporation                                                                           569,569
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,900,962
-----------------------------------------------------------------------------------------------------------------------------------

HEALTH SERVICES/TECHNOLOGY -- 18.9%
          9,589     Alpharma, Inc.                                                                                        216,903
         6,324      Andrx Corp.*                                                                                          373,116
        17,440      Apria Healthcare Group, Inc.*                                                                         452,917
         3,937      Aurora Bioscience Corp.*                                                                               91,338
        10,873      CIMA Labs Inc.*                                                                                       609,323
        14,903      Corixa Corp.*                                                                                         216,839
         4,609      Cubist Pharmaceuticals Inc.*                                                                          143,432
         5,348      Curagen Corp.*                                                                                        175,949
         4,700      DIANON Systems, Inc.*                                                                                 193,875
         8,547      Enzon, Inc.*                                                                                          509,572
        16,088      Gilead Sciences, Inc.*                                                                                787,990
         8,442      Idec Pharmaceuticals Corp.*                                                                           415,346
         5,300      Inverness Medical Technology, Inc.*                                                                   185,500
         2,523      K V Pharmaceuticals Co.*                                                                               54,850
         1,500      Laboratory Corporation Of America Holdings*                                                           211,500
        14,836      Lifepoint Hospitals, Inc.*                                                                            515,106
         4,700      Lincare Holdings Inc.*                                                                                234,389
         8,174      Medicis Pharmaceutical Corp.*                                                                         406,248
        13,946      Millennium Pharmaceuticals Inc.*                                                                      511,539
         4,946      NPS Pharmaceuticals Inc.*                                                                             149,369
         4,912      Pharmacyclics Inc.*                                                                                   147,360
        16,530      Shire Pharmaceuticals Goup PLC, ADRs*                                                                 824,847
         5,800      Specialty Laboratories Inc.*                                                                          193,720

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   15 | 2001 Semi-annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
================================================================================
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2001
================================================================================

     SHARES                                                      SECURITY                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH SERVICES/TECHNOLOGY -- (CONTINUED)
         5,732      Titan Pharmaceuticals Inc. Del.*                                                                   $  202,053
        15,140      Triad Hospitals Inc.*                                                                                 465,555
          3500      Varian Medical Systems, Inc.*                                                                         241,150
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        8,529,786
-----------------------------------------------------------------------------------------------------------------------------------

RETAIL -- 3.6%
        10,463      Abercrombie & Fitch Co.*                                                                              346,418
        19,279      Cost Plus, Inc.*                                                                                      458,840
        10,391      Linens'n Things, Inc.*                                                                                280,661
         9,890      Ultimate Electronics Inc.*                                                                            246,261
         8,344      Zale Corp.*                                                                                           278,356
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,610,536
-----------------------------------------------------------------------------------------------------------------------------------

SEMI-CONDUCTOR -- 7.0%
        12,000      Advanced Power Technology, Inc.*                                                                      182,760
         9,200      Asyst Technologies Inc.*                                                                              170,660
         6,662      ATMI Inc.*                                                                                            175,411
        13,790      C-Cube Microsystems, Inc.*                                                                            219,951
         9,349      Emcore Corp.*                                                                                         387,984
        11,372      Exar Corp.*                                                                                           330,925
         7,400      MKS Instruments, Inc.*                                                                                186,554
        42,278      Oak Technology*                                                                                       470,977
         5,200      Pri Automation Inc.*                                                                                   99,372
        18,915      Semtech Corp.*                                                                                        544,185
        17,867      Silicon Storage Technology, Inc.*                                                                     177,598
        13,226      Transwitch Corp.*                                                                                     229,471
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        3,175,848
------------------------------------------------------------------------------------------------------------------------------------

SOFTWARE -- 7.2%
         8,246      Activision, Inc.*                                                                                     224,786
        12,647      Actuate Corp.*                                                                                        158,214
        10,000      Agile Software Corp.*                                                                                 190,700
         8,991      E.piphany Inc.*                                                                                        81,638
        21,358      EXE Technologies Inc.*                                                                                155,059
         8,224      Interwoven Inc.*                                                                                      120,399
         5,685      Iona Technologies PLC ADRs*                                                                           244,455
         8,636      Macrovision Corp.*                                                                                    493,807
         9,100      Manugistics Group, Inc.*                                                                              308,672
        10,447      Mercury Interactive Corp.*                                                                            691,069
         8,400      Netegrity, Inc.*                                                                                      335,916
         4,536      NetIQ*                                                                                                133,177
         4,269      Retek, Inc.*                                                                                          123,331
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        3,261,223
------------------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 2.7%
        10,429      Dobson Communications Corp.*                                                                          150,386
         3,950      Leap Wireless International Inc.*                                                                     137,697
         5,253      Powertel, Inc.*                                                                                       337,978
        13,715      Western Wireless Corp.*                                                                               610,729
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,236,790
-----------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.



                   16 | 2001 Semi-annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
================================================================================
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2001
================================================================================



     SHARES                                                      SECURITY                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION -- 1.6%
        14,230      CH Robinson Worldwide                                                                              $  385,064
         5,188      EGL, Inc.*                                                                                            123,008
          8000      Skywest Inc.                                                                                          212,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          720,072
-----------------------------------------------------------------------------------------------------------------------------------

UTILITIES -- 1.2%
        12,110      Cleco Corp.                                                                                           544,950
-----------------------------------------------------------------------------------------------------------------------------------

                    TOTAL COMMON STOCKS
                    (Identified Cost $34,982,327)                                                                       39,792,000
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS
AT AMORTIZED COST -- 11.9%
                    Federal Farm Credit Bank Consumer Discount Note
                    4.50% due 5/1/01                                                                                    5,378,000
-----------------------------------------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS
                    (Identified Cost $40,360,327)                                                                     $45,170,000
-----------------------------------------------------------------------------------------------------------------------------------

ADRS -- AMERICAN DEPOSITARY RECEIPTS
* NON-INCOME PRODUCING SECURITIES

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   17 | 2001 Semi-annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
================================================================================
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   APRIL 30, 2001
================================================================================

ASSETS:
     Investments at value (Note 1A) (Identified Cost, $34,982,327)                                                   $ 39,792,000
     Short-term holdings at value (Note 1A) (Identified Cost, $5,378,000)                                               5,378,000
     Cash                                                                                                                      97
     Dividends and interest receivable                                                                                      3,109
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                                                                      45,173,206
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
     Payable for investments purchased                                                                                     57,362
     Payable to affiliates-- Management fees (Note 2)                                                                       5,883
     Accrued expenses and other liabilities                                                                                33,692
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                                                                     96,937
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                                            $45,076,269
====================================================================================================================================

REPRESENTED BY: PAID-IN CAPITAL FOR BENEFICIAL INTERESTS                                                              $45,076,269
====================================================================================================================================



                       SEE NOTES TO FINANCIAL STATEMENTS.

                   18 | 2001 Semi-annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
================================================================================
STATEMENT OF OPERATIONS (UNAUDITED)
================================================================================

FOR THE SIX MONTHS ENDED APRIL 30, 2001

INVESTMENT INCOME:
     Interest income                                             $ 121,034
     Dividend income                                                61,933
--------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                       182,967
--------------------------------------------------------------------------------
EXPENSES:
     Management fees (Note 2)                                      171,493
     Custody and fund accounting fees                               52,056
     Audit fees                                                     24,368
     Legal fees                                                     17,573
     Trustees fees                                                   5,578
     Other                                                             953
--------------------------------------------------------------------------------
     TOTAL EXPENSES                                                272,021
     Less: Aggregate amount waived by the Manager (Note 2)         (77,679)
--------------------------------------------------------------------------------
     NET EXPENSES                                                  194,342
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                (11,375)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized loss from investment transactions             (2,373,546)
     Unrealized depreciation of investments                     (6,494,717)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                 (8,868,263)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $(8,879,638)
===============================================================================




                       SEE NOTES TO FINANCIAL STATEMENTS.

                   19 | 2001 Semi-annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
================================================================================
STATEMENT OF CHANGES IN NET ASSETS
================================================================================



                                                                                        SIX MONTHS ENDED
                                                                                         APRIL 30, 2001         FOR THE YEAR ENDED
                                                                                           (UNAUDITED)           OCTOBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
     Net investment loss                                                                      $ (11,375)               $ (282,510)
     Net realized gain (loss) on investment transactions                                     (2,373,546)               44,261,269
     Unrealized depreciation of investments                                                  (6,494,717)              (13,053,084)
-----------------------------------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        (8,879,638)                30,925,675
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
     Proceeds from contributions                                                            11,900,599                 27,137,765
     Value of withdrawals                                                                  (14,485,708)               (98,473,742)
-----------------------------------------------------------------------------------------------------------------------------------
     NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                                   (2,585,109)               (71,335,977)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                                                                 (11,464,747)               (40,410,302)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                                                                    56,541,016                 96,951,318
-----------------------------------------------------------------------------------------------------------------------------------
     END OF PERIOD                                                                         $45,076,269                $56,541,016
===================================================================================================================================


===============================================================================
FINANCIAL HIGHLIGHTS
===============================================================================



                                                                                             TEN MONTHS               JUNE 21, 1995
                                                                                                ENDED                 (COMMENCEMENT
                                     SIX MONTHS ENDED                                        OCTOBER 31, YEAR ENDED  OF OPERATIONS)
                                      APRIL 30, 2001         YEAR ENDED OCTOBER 31,             1997    DECEMBER 31, TO DECEMBER 31,
                                                  ------------------------------------------
                                        (UNAUDITED)     2000          1999         1998       (NOTE 1F)      1996         1995
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted) $45,076      $56,541       $96,951     $194,671      $49,598      $47,142        $4,989
Ratio of expenses to average net assets     0.85%*        0.85%         0.86%        0.88%       0.85%*        0.61%         0.00%*
Ratio of net investment income
    (loss) to average net assets           (0.05)%*      (0.33)%       (0.54)%      (0.50)%     (0.37)%*       0.15%         1.22%*
Portfolio turnover                            23%           81%          104%          51%         108%          89%            41%
NOTE: IF AGENTS OF THE PORTFOLIO HAD NOT  VOLUNTARILY  WAIVED A PORTION OF THEIR FEES AND ASSUMED  PORTFOLIO  EXPENSES FOR
      THE PERIODS  INDICATED  AND HAD EXPENSES  BEEN LIMITED TO THAT REQUIRED BY
      CERTAIN STATE  SECURITIES LAWS FOR THE PERIOD ENDED DECEMBER 31, 1995, THE
      RATIOS WOULD HAVE BEEN AS FOLLOWS:
RATIOS:
Expenses to average net assets              1.19%*        0.85%         0.86%        0.88%       1.04%*        1.17%         2.50%*
Net investment loss to average
    net assets                             (0.39)%*      (0.33)%       (0.54)%      (0.50)%     (0.56)%*      (0.41)%       (1.28)%*
====================================================================================================================================



* ANNUALIZED

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   20 | 2001 Semi-annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. SIGNIFICANT ACCOUNTING POLICIES

Small Cap Growth Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is CitiFund Management Inc. ("the Manager"). On April 1, 2001, Citibank N.A., transferred its asset management business, including management of the Fund to its newly formed affiliate, the Manager.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

F. CHANGE IN FISCAL YEAR END During the fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

G. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES

The Manager is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. The Manager also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.





                   21 | 2001 Semi-annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

The management fees paid to the Manager amounted to $171,493 of which $77,679 was voluntarily waived for the six months ended April 30, 2001. Management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   obligations,
aggregated $9,639,960 and $16,430,839, respectively, for the six months ended April 30, 2001.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 2001, as computed on a federal income tax basis, are as follows:

Aggregate cost                                      $34,982,327
==============================================================================
Gross unrealized appreciation                       $ 9,482,812
Gross unrealized depreciation                        (4,673,139)
------------------------------------------------------------------------------
Net unrealized appreciation                         $ 4,809,673
==============================================================================


5. LINE OF CREDIT

The Portfolio, along with various other Portfolios in the family of funds, entered into an ongoing line of credit agreement with a bank which allows the funds and Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 2001, the commitment fee allocated to the Portfolio was $55. Since the line of credit was established, there have been no borrowings.



                   22 | 2001 Semi-annual Report to Shareholders

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SMITH BARNEY
SMALL CAP GROWTH OPPORTUNITIES FUND

    TRUSTEES AND OFFICERS
    C. Oscar Morong Jr., Chairman
    Riley C. Gilley
    Diana R. Harrington
    Susan B. Kerley
    Heath B. McLendon*
    E. Kirby Warren
    William S. Woods Jr.**


    PRESIDENT
    Heath B. McLendon*


    SECRETARY
    Robert I. Frenkel*


    TREASURER
    Lewis E. Daidone*


     * Affiliated Person of
       Investment Manager
    ** Trustee Emeritus

    INVESTMENT MANAGER
    (of Small Cap Growth Portfolio)
    Citi Fund Management Inc.
    100 First Stamford Place,
    Stamford, Connecticut 06902

    DISTRIBUTOR
    Salomon Smith Barney Inc.

    CUSTODIAN
    State Street Bank &
      Trust Company

    TRANSFER AGENT
    Citi Fiduciary Trust Company
    125 Broad Street, 11th Floor
    New York, New York 10004

    SUB-TRANSFER AGENT
    PFPC Global Fund Services
    P.O. Box 9699
    Providence, Rhode Island
    02940-9699

     SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
-------------------------------------------------------------------------------

This report is submitted for general information of the shareholders of Smith Barney Small Cap Growth Opportunities Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.


SMITH BARNEY Small Cap
  Growth Opportunities Fund
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013



For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.


www.smithbarney.com/mutualfunds

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Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

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